Income Tax - Additional Information (Details)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 SGD ($)	Mar. 31, 2024 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset from net operating losses	$ 1,300,431		$ 1,428,582
Maximum percentage of taxable income to be utilized in future years	80.00%	80.00%
Maximum amount to be utilized on loss carryforward in future years	$ 5,000,000
Maximum percentage of current year profit utilized on loss carryforward	50.00%	50.00%
Singapore
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses and unutilized capital allowances carried back period	1 year	1 year
Losses and unutilized capital allowances carried back subject to cap		$ 100,000
China
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Maximum period of net operating losses carried forward	5 years	5 years